Trade and other liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade and other liabilities
Trade and other payables	€ 68,038	€ 47,122	€ 31,209
Other current liabilities			60
Other non-current liabilities	1,578	1,662	2,532
Accrued charges	890	1,159	619
Total trade and other liabilities	€ 70,506	€ 49,942	€ 34,420